Schedule of Components of Income (Loss) Before Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic			$ (31,959,650)
Foreign
NET LOSS BEFORE INCOME TAXES	$ (7,305,956)	$ (5,761,151)	$ (31,959,650)	$ (17,546,771)